NOTE 3 - EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Equity [Abstract]
NOTE 3 -EQUITY

NOTE 3 - EQUITY

During the six months ended June 30, 2016, the Company issued 34,166,664 shares of common stock by converting $275,159 of the principal of convertible notes payable.

During the six months ended June 30, 2015, the company issued 15,608,696 common shares to the Class C Note holders in order to terminate the litigation between us, terminate all agreements between us, cancel all warrants we have previously issued to them as well as the outstanding balance of the Class C Notes.

NOTE 3 - CAPITAL STOCK

During the year ended December 31, 2015, the company issued 15,608,696 common shares to the Class C Note holders in order to terminate the litigation between us, terminate all agreements between us, cancel all warrants we have previously issued to them as well as the outstanding balance of the Class C Notes. In order to have sufficient shares to deliver, we implemented the previously authorized amendment to our certificate of incorporation and increased our authorized common stock to one hundred fifty million shares.

During the year ended December 31, 2015, the Company issued an aggregate of 804,000 shares of common stock as payment for services rendered, an aggregate value of $80,400

During the year ended December 31, 2015, the Company issued 182,057 shares to an officer of the company as payment for an accrued expense in the amount of $24,506.07.

During the year ended December 31, 2015, the Company issued 6,746,356 shares of common stock by converting $150,000 of the principal of convertible notes payable.

During the year ended December 31, 2014, the Company issued 3,128,592 common shares by converting $424,375 of the convertible notes payable and accrued interest into common stock.

During the year ended December 31, 2014, the Company issued an aggregate of 450,000 shares of common stock as payment for services rendered with an aggregate value of $63,300. The Company also recognized stock issued for services in the amount of $12,609 for shares issued in year 2013 but amortized in this period.

During the year ended December 31, 2014, the Company issued 63,526 shares to an officer of the company as payment for an accrued expense in the amount of $9,625.